Data Comparison
Run Date - 2/20/2023
Recovco Loan ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXXXXX	XXXXXX	XXXXXX	Original Appraised Value	$XXX,XXX	$XXX,XXX.	$XXX,XXX.	XX.XX%	Original loan value $XXXX. Lender used the lower Reconciliation value of $XXXX to close the loan and calculate the LTV.	Initial
XXXXXXXXXX	XXXXXX	XXXXXX	Subject Property Type	XX	XX			One and the same.	Initial